condensed interim consolidated statements of income and other comprehensive income - CAD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
OPERATING REVENUES
Service	$ 3,857	$ 3,559	$ 7,622	$ 7,061
Equipment	516	550	1,007	1,070
Operating revenues (arising from contracts with customers)	4,373	4,109	8,629	8,131
Other income	28	2	54	4
Operating revenues and other income	4,401	4,111	8,683	8,135
OPERATING EXPENSES
Goods and services purchased	1,637	1,609	3,231	3,157
Employee benefits expense	1,171	1,051	2,290	2,066
Depreciation	536	527	1,087	1,051
Amortization of intangible assets	295	266	586	531
Total	3,639	3,453	7,194	6,805
OPERATING INCOME	762	658	1,489	1,330
Financing costs	97	203	276	410
INCOME BEFORE INCOME TAXES	665	455	1,213	920
Income taxes	167	111	311	243
NET INCOME	498	344	902	677
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	13	28	102	110
Foreign currency translation adjustment arising from translating financial statements of foreign operations	(21)	(42)	(88)	(111)
Total items that may subsequently be reclassified to income	(8)	(14)	14	(1)
Items never subsequently reclassified to income
Change in measurement of investment financial assets	(4)	(3)	1	(4)
Employee defined benefit plan re-measurements	138	103	297	778
Total items never subsequently reclassified to income	134	100	298	774
Total	126	86	312	773
COMPREHENSIVE INCOME	624	430	1,214	1,450
NET INCOME ATTRIBUTABLE TO:
Common Shares	468	335	853	666
Non-controlling interests	30	9	49	11
NET INCOME	498	344	902	677
COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares	591	441	1,182	1,476
Non-controlling interests	33	(11)	32	(26)
COMPREHENSIVE INCOME	$ 624	$ 430	$ 1,214	$ 1,450
NET INCOME PER COMMON SHARE
Basic	$ 0.34	$ 0.25	$ 0.62	$ 0.50
Diluted	$ 0.34	$ 0.25	$ 0.62	$ 0.50
TOTAL WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic	1,381	1,355	1,378	1,327
Diluted	1,387	1,359	1,384	1,331